UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin
International
Growth Fund
A Series of Franklin Global Trust
July 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Global Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
International Growth Fund for the 12-month reporting period
ended July 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward D. Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Fund Overview 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 31
Tax Information 32
Board Members and Officers 33
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
Franklin International Growth Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. We employ a disciplined, bottom-up investment approach
to identify attractive investment opportunities that have
higher expected revenue and earnings growth than their
peers. We use a growth investment style and in-depth,
fundamental research to identify high-quality companies,
across all industry groups, with sustainable business models that offer the most attractive combination of growth, quality and valuation. The Fund, from time to time, may have
significant investments in a particular sector or country, such as technology.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The 12-month period was marked by volatility in
international equity markets against a backdrop of rising
interest rates and soaring inflation that eventually began to subside. Stocks rallied from early in 2023 through the end of the reporting period, as relatively strong corporate earnings and increased optimism for an easing of monetary policy
boosted investor sentiment.
Q. How did we respond to these changing market
conditions?
A. We maintain a fundamental growth philosophy in our
investment process, which we believe can perform well
over a full market cycle. We have a robust analyst team
that utilizes a 360-degree research process to discern all
relevant factors regarding a given company. While we are
always aware of market conditions and act accordingly, we
believe the emphasis on our bottom-up approach enables us
to select companies that are structurally sound and able to
weather a range of macroeconomic conditions.
Performance Overview
For the 12 months ended July 31, 2023, the Fund’s Class
A shares posted a +7.52% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which measures
the equity market performance of global developed
markets excluding the U.S. and Canada, posted a +16.79%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Contributors to relative performance at the sector level
included stock selection and an overweight in information
technology (IT), stock selection in consumer discretionary,
and a lack of exposures to the consumer staples and real
estate sectors. Our IT holding Shopify, a Canada-based
e-commerce software solutions provider, aided relative
returns. The company reported a surprise profit for the first quarter of 2023 when numerous analysts had expected
a loss, generating strong performance for its share price.
Shopify’s move to sell its logistics business was also well-
received by investors. Also in the IT sector, SimCorp, a
Denmark-based financial software company, and AVEVA
Group, a U.K.-based industrial software provider, buoyed
relative results. SimCorp’s stock price gained after Deutsche
Boerse announced it would purchase the company in
an all-cash transaction. Additionally, SimCorp released
a trading update for the first quarter that outperformed
consensus expectations for topline growth and earnings.
Shares of AVEVA rose on news of a planned full takeover
by French industrial conglomerate Schneider Electric (not
a portfolio holding), which already owned a majority stake
in the company. We exited our position in AVEVA upon
the completion of the acquisition. MercadoLibre, a Latin
American online marketplace operator, boosted returns in
consumer discretionary. MercadoLibre’s above-consensus
Geographic Composition
7/31/23
% of Total
Net Assets
Europe 60.1%
North America 16.4%
Asia 6.6%
Australia & New Zealand 6.1%
Middle East & Africa 3.8%
Latin America & Caribbean 3.6%
Short-Term Investments & Other Net Assets 3.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin International Growth Fund
4
franklintempleton.com
Annual Report
fourth-quarter 2022 earnings were driven by solid results at its fintech unit. Total payment volumes increased significantly versus the year-ago period.
Q. What were the leading detractors from performance?
A. Relative performance was adversely affected by stock
selection and an overweight in the communication services
sector as well as stock selection in the industrials, financials and materials sectors. In communication services, Swedish
broadcast and streaming service Viaplay and Japan-
based gaming and advertising firm CyberAgent detracted
from returns. In early June 2023, Viaplay noted that the
monetization of its international expansion efforts was taking far longer than the company had expected. Additionally,
advertising revenue in the Nordic region fell more than
anticipated. The challenges led the former chief executive
officer to step down. Based on these factors, we exited
the position. Weighing on CyberAgent’s share price was
a patent dispute with a competitor over a popular video
game and CyberAgent's involvement in a share issuance
by e-commerce and fintech company Rakuten (not a
portfolio holding). U.K.-based workflow solutions company
Clarivate held back relative results in industrials. After the company posted multiple disappointing financial results
during the period, our confidence in its long-term growth
prospects lessened and we exited the position. Netherlands-
headquartered DSM-Firmenich detracted from results in the
materials sector. In the latter part of the reporting period,
Koninklijke DSM and Firmenich completed their merger to
become DSM-Firmenich, a European conglomerate focusing
on nutrition, flavors, fragrances and related business areas.
The stock was weak near period-end in sympathy with a
decline in the shares of Croda International (not a portfolio holding), which issued a profit warning.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the 12-month period, we initiated several positions in the portfolio and terminated a number of others. Among
the new holdings were Japan-based companies Asahi
Intecc and Daiichi Sankyo, U.K.-based RS Group, and
Canada-based Kinaxis. Asahi Intecc is the leading global
manufacturer of guidewires used in minimally invasive
coronary procedures. We think the company is poised for
continued growth as it drives adoption of its leading specialty guidewire portfolio and expands to adjacencies that leverage its core technological capabilities. Daiichi Sankyo is a
Japanese pharmaceutical company. Because of its high rate
of efficacy, the company’s cancer drug Enhertu has become
entrenched in treatment patterns and should be quite difficult to be displaced by new competition, in our view. RS Group
is a U.K.-based distributor of industrial and electronics
components. We believe RS Group’s solid IT backbone and
capability in providing value-added solutions will help the
company increase its market share in a highly fragmented
market. Kinaxis is a leader in the field of advanced supply
chain planning software. We anticipate robust growth in its
annual recurring revenue, which we expect to be driven by
new customer adds, growth in wallet share and expansion
into the lower mid-market. The positions we exited during
the reporting period included Clarivate and Viaplay Group,
mentioned above, as well as Germany-based flavor
manufacturer Symrise in the materials sector, Italy-based
online banking and brokerage firm Fineco Bank in financials, and U.K.-based Hikma Pharmaceuticals in health care.
Top 10 Countries
7/31/23
a
% of Total
Net Assets
a a
Germany 14.4%
Switzerland 13.7%
Denmark 10.3%
United States 10.3%
Netherlands 8.2%
United Kingdom 7.1%
Japan 6.6%
Canada 6.1%
Australia 6.1%
Israel 3.8%
Top 10 Industries
7/31/23
.
% of Total
Net Assets
a a
Software 14.0%
Health Care Equipment & Supplies 10.0%
Capital Markets 9.7%
Chemicals 6.7%
Biotechnology 6.4%
IT Services 6.2%
Life Sciences Tools & Services 4.2%
Financial Services 4.2%
Semiconductors & Semiconductor Equipment 4.0%
Air Freight & Logistics 3.9%

Franklin International Growth Fund
5
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
John Remmert
Lead Portfolio Manager
Patrick McKeegan, CFA
Donald G. Huber, CFA
Portfolio Managers
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Evotec SE 4.2%
Life Sciences Tools & Services, Germany
Adyen NV 4.2%
Financial Services, Netherlands
CyberArk Software Ltd. 4.1%
Software, United States
ASML Holding NV 4.0%
Semiconductors & Semiconductor Equipment,
Netherlands
Sika AG 3.9%
Chemicals, Switzerland
DSV A/S 3.9%
Air Freight & Logistics, Denmark
CTS Eventim AG & Co. KGaA 3.8%
Entertainment, Germany
Alcon, Inc. 3.8%
Health Care Equipment & Supplies, Switzerland
Nice Ltd. 3.8%
Software, Israel
Amadeus IT Group SA 3.6%
Hotels, Restaurants & Leisure, Spain

Performance Summary as of July 31, 2023
Franklin International Growth Fund
6
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +7.52% +1.59%
5-Year +16.50% +1.94%
10-Year +76.42% +5.24%
Advisor
1-Year +7.80% +7.80%
5-Year +17.92% +3.35%
10-Year +81.03% +6.11%
See page 8 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (7/31/13-7/31/23)
Advisor Class (7/31/13-7/31/23)

Franklin International Growth Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI EAFE Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–7/31/23)
Share Class
Long-Term
Capital Gain
A $0.2498
C $0.2498
R $0.2498
R6 $0.2498
Advisor $0.2498
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.15%
Advisor 0.86% 0.90%

Your Fund’s Expenses
Franklin International Growth Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,023.00 $5.57 $1,019.29 $5.56 1.11%
C $1,000 $1,019.20 $9.31 $1,015.57 $9.30 1.86%
R $1,000 $1,021.40 $6.82 $1,018.05 $6.81 1.36%
R6 $1,000 $1,024.60 $3.77 $1,021.07 $3.76 0.75%
Advisor $1,000 $1,024.00 $4.32 $1,020.53 $4.31 0.86%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
L
a
Year Ended July 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.60 $22.76 $18.34 $14.62 $15.31
Income from investment operations
a
:
Net investment income (loss)
b
.................... —
c
(0.06) (0.09) (0.04) 0.04
Net realized and unrealized gains (losses) ........... 1.14 (6.72) 4.99 3.78 (0.50)
Total from investment operations .................... 1.14 (6.78) 4.90 3.74 (0.46)
Less distributions from:
Net investment income .......................... — (0.17) — (0.02) (0.03)
Net realized gains ............................. (0.25) (0.21) (0.48) — (0.20)
Total distributions ............................... (0.25) (0.38) (0.48) (0.02) (0.23)
Net asset value, end of year ....................... $16.49 $15.60 $22.76 $18.34 $14.62
Total return
d
................................... 7.52% (30.19)% 26.98% 25.52% (2.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.15% 1.13% 1.17% 1.19%
Expenses net of waiver and payments by affiliates ....... 1.11%
e
1.11% 1.11%
e
1.10%
e
1.05%
e
Net investment income (loss) ...................... 0.01% (0.32)% (0.41)% (0.25)% 0.32%
Supplemental data
Net assets, end of year (000’s) ..................... $462,018 $528,966 $961,676 $579,893 $289,944
Portfolio turnover rate ............................ 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended July 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.70 $21.48 $17.46 $14.00 $14.74
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.20) (0.23) (0.15) (0.06)
Net realized and unrealized gains (losses) ........... 1.07 (6.34) 4.73 3.61 (0.48)
Total from investment operations .................... 0.96 (6.54) 4.50 3.46 (0.54)
Less distributions from:
Net investment income .......................... — (0.03) — — —
Net realized gains ............................. (0.25) (0.21) (0.48) — (0.20)
Total distributions ............................... (0.25) (0.24) (0.48) — (0.20)
Net asset value, end of year ....................... $15.41 $14.70 $21.48 $17.46 $14.00
Total return
c
................................... 6.74% (30.73)% 26.04% 24.63% (3.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.91% 1.90% 1.88% 1.92% 1.94%
Expenses net of waiver and payments by affiliates ....... 1.86%
d
1.86% 1.86%
d
1.85%
d
1.80%
d
Net investment (loss) ............................ (0.74)% (1.08)% (1.15)% (0.98)% (0.43)%
Supplemental data
Net assets, end of year (000’s) ..................... $27,894 $32,663 $62,560 $39,440 $27,397
Portfolio turnover rate ............................ 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended July 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.37 $22.48 $18.16 $14.50 $15.21
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.04) (0.10) (0.12) (0.07) —
c
Net realized and unrealized gains (losses) ........... 1.12 (6.64) 4.92 3.73 (0.48)
Total from investment operations .................... 1.08 (6.74) 4.80 3.66 (0.48)
Less distributions from:
Net investment income .......................... — (0.16) — — (0.03)
Net realized gains ............................. (0.25) (0.21) (0.48) — (0.20)
Total distributions ............................... (0.25) (0.37) (0.48) — (0.23)
Net asset value, end of year ....................... $16.20 $15.37 $22.48 $18.16 $14.50
Total return .................................... 7.24% (30.37)% 26.69% 25.24% (2.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.40% 1.38% 1.41% 1.43%
Expenses net of waiver and payments by affiliates ....... 1.36%
d
1.36% 1.35%
d
1.35%
d
1.29%
d
Net investment income (loss) ...................... (0.24)% (0.55)% (0.58)% (0.45)% 0.08%
Supplemental data
Net assets, end of year (000’s) ..................... $5,594 $5,940 $8,630 $2,365 $1,848
Portfolio turnover rate ............................ 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended July 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.72 $22.94 $18.44 $14.69 $15.34
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.06 0.01 (0.01) 0.03 0.08
Net realized and unrealized gains (losses) ........... 1.15 (6.76) 5.01 3.79 (0.48)
Total from investment operations .................... 1.21 (6.75) 5.00 3.82 (0.40)
Less distributions from:
Net investment income .......................... — (0.26) (0.02) (0.07) (0.05)
Net realized gains ............................. (0.25) (0.21) (0.48) — (0.20)
Total distributions ............................... (0.25) (0.47) (0.50) (0.07) (0.25)
Net asset value, end of year ....................... $16.68 $15.72 $22.94 $18.44 $14.69
Total return .................................... 7.91% (29.93)% 27.44% 26.08% (2.26)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.80% 0.78% 0.81% 0.84%
Expenses net of waiver and payments by affiliates ....... 0.75%
c
0.75% 0.73%
c
0.71%
c
0.66%
c
Net investment income (loss) ...................... 0.39% 0.04% (0.03)% 0.17% 0.71%
Supplemental data
Net assets, end of year (000’s) ..................... $321,6 29 $346,328 $548,647 $379,331 $344,257
Portfolio turnover rate ............................ 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended July 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.68 $22.89 $18.40 $14.66 $15.33
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (0.01) (0.04) —
c
0.09
Net realized and unrealized gains (losses) ........... 1.15 (6.76) 5.01 3.79 (0.51)
Total from investment operations .................... 1.19 (6.77) 4.97 3.79 (0.42)
Less distributions from:
Net investment income .......................... — (0.23) (—)
c
(0.05) (0.05)
Net realized gains ............................. (0.25) (0.21) (0.48) — (0.20)
Total distributions ............................... (0.25) (0.44) (0.48) (0.05) (0.25)
Net asset value, end of year ....................... $16.62 $15.68 $22.89 $18.40 $14.66
Total return .................................... 7.80% (30.04)% 27.31% 25.90% (2.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.90% 0.88% 0.92% 0.94%
Expenses net of waiver and payments by affiliates ....... 0.86%
d
0.86% 0.86%
d
0.85%
d
0.80%
d
Net investment income (loss) ...................... 0.26% (0.07)% (0.17)% 0.03% 0.57%
Supplemental data
Net assets, end of year (000’s) ..................... $784,288 $975,415 $1,665,974 $1,158,652 $863,973
Portfolio turnover rate ............................ 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments, July 31, 2023
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 3.1%
MTU Aero Engines AG ................................. Germany 215,000 $ 50,209,537
Air Freight & Logistics 3.9%
DSV A/S ............................................ Denmark 310,000 62,047,068
Biotechnology 6.4%
CSL Ltd. ............................................ United States 254,000 45,749,545
a
Genmab A/S ......................................... Denmark 137,000 56,474,704
102,224,249
Broadline Retail 3.5%
a
MercadoLibre, Inc. .................................... Brazil 46,000 56,950,300
Capital Markets 9.7%
Deutsche Boerse AG ................................... Germany 270,000 51,737,112
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 56,059,395
Macquarie Group Ltd. .................................. Australia 405,000 47,761,626
155,558,133
Chemicals 6.7%
DSM-Firmenich AG .................................... Switzerland 410,000 45,309,017
Sika AG ............................................ Switzerland 200,000 62,243,971
107,552,988
Containers & Packaging 1.9%
SIG Group AG ....................................... Switzerland 1,150,000 30,741,976
Entertainment 3.8%
CTS Eventim AG & Co. KGaA ............................ Germany 898,933 61,354,133
Financial Services 4.2%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 36,000 66,822,625
Health Care Equipment & Supplies 10.0%
Alcon, Inc. ........................................... Switzerland 718,000 61,092,305
Asahi Intecc Co. Ltd. ................................... Japan 2,400,000 49,251,091
Cochlear Ltd. ........................................ Australia 310,000 49,870,450
160,213,846
Hotels, Restaurants & Leisure 3.6%
Amadeus IT Group SA ................................. Spain 810,860 58,173,241
IT Services 6.2%
Keywords Studios plc .................................. Ireland 1,980,000 44,774,745
a
Shopify, Inc., A ....................................... Canada 800,000 54,064,000
98,838,745
Life Sciences Tools & Services 4.2%
a
Evotec SE ........................................... Germany 2,550,000 67,177,403
Machinery 1.3%
Interroll Holding AG .................................... Switzerland 6,341 20,281,871
Media 3.1%
a
Ascential plc ......................................... United Kingdom 8,130,000 21,828,015
CyberAgent, Inc. ...................................... Japan 4,300,000 27,183,533
49,011,548
Pharmaceuticals 1.8%
Daiichi Sankyo Co. Ltd. ................................. Japan 950,000 29,259,638
Professional Services 2.9%
Experian plc ......................................... United States 1,200,000 46,376,508

Franklin Global Trust
Schedule of Investments
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV ..................................... Netherlands 89,000 $ 63,753,720
Software 14.0%
a
CyberArk Software Ltd. ................................. United States 398,813 66,206,946
a
Kinaxis, Inc. ......................................... Canada 324,700 44,090,350
a
Monday.com Ltd. ...................................... United States 34,000 6,146,520
a
Nice Ltd., ADR ....................................... Israel 280,000 60,998,000
SimCorp A/S ......................................... Denmark 440,000 47,182,466
224,624,282
Trading Companies & Distributors 2.3%
RS Group plc ........................................ United Kingdom 3,600,000 36,264,156
Total Common Stocks (Cost $1,210,763,016) ....................................
1,547,435,967
Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 45,691,958 45,691,958
Total Money Market Funds (Cost $45,691,958) ..................................
45,691,958
Total Short Term Investments (Cost $45,691,958 ) ................................
45,691,958
a
Total Investments (Cost $1,256,454,974) 99.5% ..................................
$1,593,127,925
Other Assets, less Liabilities 0.5% .............................................
8,293,905
Net Assets 100.0% ...........................................................
$1,601,421,830
See Abbreviations on page 30 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the value of this security was
$66,822,625, representing 4.2% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin
International
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,210,763,016
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 45,691,958
Value - Unaffiliated issuers .................................................................. $1,547,435,967
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 45,691,958
Cash .................................................................................... 13
Foreign currency, at value (cost $1,169,290) ...................................................... 1,167,902
Receivables:
Investment securities sold ................................................................... 3,179,217
Capital shares sold ........................................................................ 10,302,612
Dividends ............................................................................... 3,813,328
Total assets .......................................................................... 1,611,590,997
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,152,978
Capital shares redeemed ................................................................... 2,287,072
Management fees ......................................................................... 1,030,837
Distribution fees .......................................................................... 123,121
Transfer agent fees ........................................................................ 389,322
Trustees' fees and expenses ................................................................. 2,458
Accrued expenses and other liabilities ........................................................... 183,379
Total liabilities ......................................................................... 10,169,167
Net assets, at value ................................................................. $1,601,421,830
Net assets consist of:
Paid-in capital ............................................................................. $1,389,923,611
Total distributable earnings (losses) ............................................................. 211,498,219
Net assets, at value ................................................................. $1,601,421,830

Franklin Global Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin
International
Growth Fund
Class A:
Net assets, at value ....................................................................... $462,017,919
Shares outstanding ........................................................................ 28,021,213
Net asset value per share
a
.................................................................. $16.49
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $17.45
Class C:
Net assets, at value ....................................................................... $27,893,696
Shares outstanding ........................................................................ 1,810,664
Net asset value and maximum offering price per share
a
............................................. $15.41
Class R:
Net assets, at value ....................................................................... $5,593,796
Shares outstanding ........................................................................ 345,285
Net asset value and maximum offering price per share ............................................. $16.20
Class R6:
Net assets, at value ....................................................................... $321,628,508
Shares outstanding ........................................................................ 19,287,495
Net asset value and maximum offering price per share ............................................. $16.68
Advisor Class:
Net assets, at value ....................................................................... $784,287,911
Shares outstanding ........................................................................ 47,186,521
Net asset value and maximum offering price per share ............................................. $16.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin
International
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $1,241,702)
Unaffiliated issuers ........................................................................ $16,190,062
Non-controlled affiliates (Note 3 f ) ............................................................. 1,561,781
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 38
Other income (Note 1 d ) ...................................................................... 717
Total investment income ................................................................... 17,752,598
Expenses:
Management fees (Note 3 a ) ................................................................... 11,662,758
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,154,683
    Class C ................................................................................ 278,556
    Class R ................................................................................ 27,835
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 672,381
    Class C ................................................................................ 40,601
    Class R ................................................................................ 8,088
    Class R6 ............................................................................... 132,745
    Advisor Class ............................................................................ 1,157,727
Custodian fees (Note 4 ) ...................................................................... 92,763
Reports to shareholders fees .................................................................. 108,830
Registration and filing fees .................................................................... 100,274
Professional fees ........................................................................... 33,641
Trustees' fees and expenses .................................................................. 19,978
Other .................................................................................... 68,938
Total expenses ......................................................................... 15,559,798
Expense reductions (Note 4 ) ............................................................... (53)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (829,280)
Net expenses ......................................................................... 14,730,465
Net investment income ................................................................ 3,022,133
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (118,472,760)
Foreign currency transactions ................................................................ (266,873)
Net realized gain (loss) .................................................................. (118,739,633)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 197,557,616
Translation of other assets and liabilities denominated in foreign currencies .............................. 207,170
Net change in unrealized appreciation (depreciation) ............................................ 197,764,786
Net realized and unrealized gain (loss) ............................................................ 79,025,153
Net increase (decrease) in net assets resulting from operations .......................................... $82,047,286

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin International Growth Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $3,022,133 $(3,659,682)
Net realized gain (loss) ................................................. (118,739,633) 87,228,812
Net change in unrealized appreciation (depreciation) ........................... 197,764,786 (1,032,041,183)
Net increase (decrease) in net assets resulting from operations ................ 82,047,286 (948,472,053)
Distributions to shareholders:
Class A ............................................................. (7,612,250) (14,061,063)
Class C ............................................................. (489,054) (618,253)
Class R ............................................................. (96,447) (141,213)
Class R6 ............................................................ (4,675,334) (11,070,606)
Advisor Class ........................................................ (12,561,162) (34,285,765)
Total distributions to shareholders .......................................... (25,434,247) (60,176,900)
Capital share transactions: (Note 2 )
Class A ............................................................. (88,202,473) (171,767,099)
Class C ............................................................. (5,620,365) (12,556,814)
Class R ............................................................. (656,381) 60,984
Class R6 ............................................................ (37,887,149) (28,412,445)
Advisor Class ........................................................ (212,137,514) (136,849,757)
Total capital share transactions ............................................ (344,503,882) (349,525,131)
Net increase (decrease) in net assets ................................... (287,890,843) (1,358,174,084)
Net assets:
Beginning of year ....................................................... 1,889,312,673 3,247,486,757
End of year ........................................................... $1,601,421,830 $1,889,312,673

Franklin Global Trust
21
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin International Growth Fund
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
International Growth Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Global Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At July 31, 2023, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,719,073 $57,463,890 5,610,497 $112,507,501
Shares issued in reinvestment of distributions .......... 519,450 7,568,387 674,836 13,989,341
Shares redeemed ............................... (10,126,164) (153,234,750) (14,621,875) (298,263,941)
Net increase (decrease) .......................... (5,887,641) $(88,202,473) (8,336,542) $(171,767,099)
Class C Shares:
Shares sold ................................... 315,844 $4,607,220 351,033 $6,599,773
Shares issued in reinvestment of distributions .......... 35,556 486,413 31,378 615,936
Shares redeemed
a
.............................. (762,565) (10,713,998) (1,073,328) (19,772,523)
Net increase (decrease) .......................... (411,165) $(5,620,365) (690,917) $(12,556,814)
Class R Shares:
Shares sold ................................... 115,955 $1,766,642 113,619 $2,121,088
Shares issued in reinvestment of distributions .......... 6,725 96,447 6,902 141,213
Shares redeemed ............................... (163,871) (2,519,470) (117,922) (2,201,317)
Net increase (decrease) .......................... (41,191) $(656,381) 2,599 $60,984
Class R6 Shares:
Shares sold ................................... 6,091,081 $96,300,849 6,373,637 $123,725,583
Shares issued in reinvestment of distributions .......... 285,523 4,200,050 489,484 10,200,857
Shares redeemed ............................... (9,123,506) (138,388,048) (8,740,796) (162,338,885)
Net increase (decrease) .......................... (2,746,902) $(37,887,149) (1,877,675) $(28,412,445)
Advisor Class Shares:
Shares sold ................................... 13,574,441 $208,099,984 29,035,296 $569,225,162
Shares issued in reinvestment of distributions .......... 673,110 9,874,525 1,353,169 28,159,439
Shares redeemed ............................... (29,252,096) (430,112,023) (40,969,267) (734,234,358)
Net increase (decrease) .......................... (15,004,545) $(212,137,514) (10,580,802) $(136,849,757)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Global Trust
Notes to Financial Statements
25
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
For the year ended J uly 31, 2023 , the gross effective investment management fee rate was 0 . 738 % of the Fund’s average daily net assets .
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plans, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion

Franklin Global Trust
Notes to Financial Statements
26
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2023, the Fund paid transfer agent fees of $2,011,542, of which $818,620 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2023, investments in affiliated management investment companies were as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $53,896
CDSC retained .............................................................................. $6,948
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Global Trust
Notes to Financial Statements
27
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the
Fund do not exceed 0.86% and for Class R6 do not exceed 0.75% based on the average net assets until November 30, 2023.
Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30, 2023.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 32,721,821 $ 481,499,287 $ (468,529,150) $ — $ — $ 45,691,958 45,691,958 $ 1,561,781
Total Affiliated Securities ... $32,721,821 $481,499,287 $(468,529,150) $— $— $45,691,958 $1,561,781
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,343,484
Long term ................................................................................ 107,372,186
Total capital loss carryforwards ............................................................... $120,715,670
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Financial Statements
28
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
The tax character of distributions paid during the years ended July 31, 2023 and 2022, was as follows:
At July 31, 2023, the cost of investments and unrealized appreciation (depreciation) for income tax purposes were as follows
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2023, aggregated
$281,263,065 and $669,031,305, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2023, the Fund did not use the
Global Credit Facility.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $— $30,568,639
Long term capital gain ...................................................... 25,434,247 29,608,261
$25,434,247 $60,176,900
Cost of investments .......................................................................... $1,260,905,421
Unrealized appreciation ........................................................................ $424,641,771
Unrealized depreciation ........................................................................ (92,419,267)
Net unrealized appreciation (depreciation) .......................................................... $332,222,504
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements
29
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 50,209,537 $ — $ 50,209,537
Air Freight & Logistics ................... — 62,047,068 — 62,047,068
Biotechnology ......................... — 102,224,249 — 102,224,249
Broadline Retail ....................... 56,950,300 — — 56,950,300
Capital Markets ........................ — 155,558,133 — 155,558,133
Chemicals ........................... 45,309,017 62,243,971 — 107,552,988
Containers & Packaging ................. — 30,741,976 — 30,741,976
Entertainment ......................... — 61,354,133 — 61,354,133
Financial Services ...................... — 66,822,625 — 66,822,625
Health Care Equipment & Supplies ......... — 160,213,846 — 160,213,846
Hotels, Restaurants & Leisure ............. — 58,173,241 — 58,173,241
IT Services ........................... 98,838,745 — — 98,838,745
Life Sciences Tools & Services ............ — 67,177,403 — 67,177,403
Machinery ............................ — 20,281,871 — 20,281,871
Media ............................... 21,828,015 27,183,533 — 49,011,548
Pharmaceuticals ....................... — 29,259,638 — 29,259,638
Professional Services ................... — 46,376,508 — 46,376,508
Semiconductors & Semiconductor Equipment . — 63,753,720 — 63,753,720
Software ............................. 177,441,816 47,182,466 — 224,624,282
Trading Companies & Distributors .......... — 36,264,156 — 36,264,156
Short Term Investments ................... 45,691,958 — — 45,691,958
Total Investments in Securities ........... $446,059,851 $1,147,068,074
a
$— $1,593,127,925
a
Includes foreign securities valued at $1,147,068,074, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.

Franklin Global Trust
Notes to Financial Statements
30
franklintempleton.com
Annual Report
Franklin International Growth Fund
(continued)
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Global Trust
Report of Independent Registered Public Accounting Firm
31
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
International Growth Fund (one of the funds constituting Franklin Global Trust, referred to hereafter as the “Fund”) as of July
31, 2023, the related statement of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Global Trust
Tax Information (unaudited)
32
franklintempleton.com
Annual Report
Franklin International Growth Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the f und during the fiscal year ended J ul y 31, 202 3 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $25,434,247
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,722,963
Amount Reported
Foreign Taxes Paid $1,242,419
Foreign Source Income Earned $3,963,111

Franklin Global Trust
Board Members and Officers
33
franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Global Trust
34
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2000
and Lead
Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Global Trust
35
franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer - Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

Franklin Global Trust
36
franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and
Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust
Shareholder Information
37
franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin International Growth Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Institutional, LLC (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

Franklin Global Trust
Shareholder Information
38
franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional international multi-cap growth funds. The Board noted that the Fund’s annualized
total return for the five- and 10-year periods was above
the median of its Performance Universe, but for the one-
and three-year periods was below the median and in the
fifth quintile (worst) of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund generally invests
in higher growth companies and has a portfolio with a
lower weighted average market capitalization relative to its
Performance Universe peers. Management further explained
that growth underperformed value in 2022, contributing to
the Fund’s below median one-year performance, which,
in turn, adversely impacted the Fund’s three-year below
median performance. Management also explained that
the strategy of the Fund is based on long-term bottom-up
fundamental analysis and therefore significant strategy
changes (i.e. growth to value) are not made based on
near-term headwinds. The Board noted management’s
conviction in the Fund’s investment strategies. Based on the foregoing, the Board concluded that the Fund’s Management
Agreement should be continued for the Stub Period, while
management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
11 other international multi-cap growth funds. The Board
noted that the Management Rate was below the median
of its Expense Group, but the actual total expense ratio
for the Fund was slightly above the median of its Expense
Group. The Board also noted that the Fund’s actual total
expense ratio reflected a fee waiver from management. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.

Franklin Global Trust
Shareholder Information
39
franklintempleton.com
Annual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the Fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.

Franklin Global Trust
Shareholder Information
40
franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.

Franklin Global Trust
Shareholder Information
41
franklintempleton.com
Annual Report
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 A 09/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin International Growth Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton Institutional, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
July 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

ftinstitutional.com
Annual Report

Contents
Fund Overview 3
Performance Summary 7
Your Fund’s Expenses 10
Consolidated Financial Highlights and Consolidated
Schedule of Investments 11
Consolidated Financial Statements 17
Notes to Consolidated Financial Statements 20
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Board Members and Officers 36
Shareholder Information 40
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
This annual report for Franklin Emerging Market Debt
Opportunities Fund covers the fiscal year ended July 31,
2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Prices for emerging market (EM) bonds rose in the 12
months under review, witnessing a late-year rally in 2022
and positive performance year-to-date in 2023. Investor
sentiment improved over the period, as global central banks
appeared to be nearing the end of their hiking cycles and
economic activity, though slowing, continued to exhibit
relative resilience against the tighter financing conditions.
Inflationary pressures eased as developed market (DM)
central banks stayed on their tightening paths. As bouts of
volatility over the period were contained fairly quickly, a more
“risk-on” sentiment helped high-yield (HY) hard-currency EM
sovereign bonds significantly outperform their investment-
grade (IG) counterparts. A combination of local currency
strength against the U.S. dollar and substantial declines in local bond yields supported local-currency EM sovereign
debt outperformance compared with the hard-currency
segment. Meanwhile, EM hard-currency corporate bonds
modestly underperformed sovereign debt over the year, with
returns also driven by HY issuers.
Q. How did we respond to these changing market
conditions?
A. During the period, we began to see compelling value
in the local-currency segment of the EM debt market and
consequently increased exposure to local-currency bonds
issued by Latin American and Eastern European sovereigns.
We also increased our allocation to supranational bonds
denominated in currencies where we held a high conviction.
For the most part, the central banks of these regions reacted quickly and decisively to surging inflation and therefore
reached their terminal policy rates much sooner than
many of their DM counterparts. As a result, the aggressive
tightening provided a larger scope for unwinding monetary
policy and therefore a tailwind for local-currency securities.
At the same time, we saw spreads widen most significantly
for the lowest-rated segment of EM debt, but without a
corresponding deterioration in the credit fundamentals. The
recent sovereign defaults that did occur were mostly driven
by idiosyncratic factors and did not, in our view, signal a
systemic problem. We therefore increased our allocation,
particularly since we see the diversification benefits of
investing in this segment, as well as a potentially higher
degree of return alpha and an unparalleled opportunity to
drive environmental, social and governance improvements.
Performance Overview
The Fund posted a +15.51% cumulative total return for the
12 months under review. In comparison, the Fund’s first
benchmark, the J.P. Morgan (JPM) Emerging Markets Bond
Index (EMBI) Global Diversified Index, which tracks total
returns for U.S. dollar-denominated debt instruments issued
by emerging market sovereign and quasi-sovereign entities,
posted a +6.37% cumulative total return.
1
The Fund’s second
benchmark, the JPM EMBI Global Diversified ex-GCC
Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and
quasi-sovereign entities, excluding Saudi Arabia, Qatar, the
United Arab Emirates, Bahrain and Kuwait, posted a +7.74%
cumulative total return.
1
The Fund’s third benchmark, the
JPM Government Bond Index-Emerging Markets (GBI-EM)
Broad Diversified Index (U.S.$ Unhedged), which tracks
local currency bonds issued in emerging markets, posted
a +13.17% cumulative total return.
1
Also for comparison,
the Fund’s fourth benchmark, the ICE BofA Emerging
Market Corporate Plus (USD Hedged) Index, which tracks
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
12
.

Franklin Emerging Market Debt Opportunities Fund

ftinstitutional.com
Annual Report
the performance of U.S. dollar-denominated and euro-
denominated emerging market non-sovereign debt publicly
issued within the major domestic and Eurobond markets,
posted a +3.30% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Q. What were the leading contributors to performance?
A. The Fund’s holdings of Ukrainian government bonds
denominated in U.S. dollars were the main contributor
to performance over the period, particularly a floating-
rate security with a variable coupon tied to the country’s
economic performance. With continued support from
multilaterals, Ukraine’s foreign exchange reserves rose
to their highest levels in 11 years. Previously, in its latest review, the International Monetary Fund (IMF) shared its
opinion that Ukraine had made good progress towards
meeting the agreed reform commitments and revised its
growth forecast for 2023 to a range of 1-3%. Furthermore,
there was increased talk and speculation about the potential of unlocking Russian assets to fund the reconstruction of
Ukraine.
The Fund’s position in Salvadoran U.S.-dollar bonds also
supported returns. Over the period, El Salvador’s hard-
currency bonds were one of the best performers in J.P.
Morgan’s Emerging Markets Bond Index Global Diversified
(EMBIGD). Performance was supported by improved
investor sentiment, as the country made a ~US$600 million
bond payment in January 2023. Previously, the country
tendered for a portion of its debt, also resulting in an
appreciation of the low-priced bonds. Moreover, after the
successful completion of a domestic pension debt exchange,
which should result in ~US$500 million in annual savings
for the country, Fitch raised El Salvador’s credit rating to
CCC+. The accompanying statement shared that the agency
believed that the chances for another default event were
unlikely.
Q. What were the leading detractors from performance?
A. The two main detractors from performance included
Venezuelan and Chinese hard-currency securities. The price
of a Venezuelan U.S.-dollar oil warrant held by the Fund was marked lower in May 2023, following a transaction in the
market that created some additional transparency around
pricing. More broadly speaking, Venezuelan hard-currency
bonds were one of the worst performers within the Emerging
Markets Bond Index Global Diversified (EMBIGD) over
the last 12 months, which meant that the Fund’s allocation
detracted from returns. The Fund’s position in Country
Garden was also a drag on returns, as the Chinese real
estate developer’s bonds recorded weakness amid the
lackluster economic data coming out of the country and
without much of the liquidity support that seemed to have
been pledged by banks following last November’s ‘16 point’
rescue plan announced by the authorities. Additionally,
March 2023 saw the release of a profit warning, which
cautioned that the company may have recorded a loss for
fiscal year 2022. Nevertheless, when published, the results
showed some encouraging signs, such as plans for debt
issuance. The following months, however, continued to
disappoint, as China’s recovery did not progress as many
had expected. Other news releases were also downbeat,
with new home prices flat in June compared with the prior
month. The market has seen some bifurcation, as larger
cities have recorded more robust demand than the Tier 2
and 3 cities to which Country Garden has large exposure.
Q. Were there any significant changes to the Fund
during the reporting period?
A. As mentioned above, the Fund increased its allocation
to local-currency sovereign and supranational bonds. Some
notable purchases over the period included a Polish zloty-
denominated Asian Development Bank security based on
our positive view on Poland’s fundamentals and especially
at the yield levels on offer, a 2029 Brazil Notas do Tesouro
Nacional Serie F (BNTNF) on the back of the improving
inflation dynamics in the country and relative strength of
the Brazilian real, supranational bonds denominated in the
Indonesian rupiah which offered some diversification benefits to the Fund’s Latin American exposure, and Kazakh tenge-
Portfolio Composition
7/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 61.5%
Corporate Bonds
*
11.0%
Quasi-Sovereign Bonds
*
8.5%
Supranational 6.9%
Warrants 2.9%
Loan Participations and Assignments
*
1.6%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets 7.6%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Consolidated
Schedule of Investments (SOI), which can be found later in this report.

Franklin Emerging Market Debt Opportunities Fund

ftinstitutional.com
Annual Report
denominated Kazakhstani government bonds at relatively
high yields, where we are constructive on the local market
due the country’s robust economic fundamentals. Improving
inflation dynamics also played a role in the Fund’s purchase of Mexican local-currency “Bonos,” where the Mexican
central bank (Banxico) reached its terminal policy rate amid decreasing price pressures. If the U.S. were to enter a
recession, this would also encourage a more decisive rate-
cutting cycle from Banxico. Elsewhere, the Fund added Ivory
Coast government bonds, which should be supported by the
country’s macroeconomic stability and solid growth outlook,
in our view.
Top 10 Holdings
7/31/23
Issuer
Industry , Country
% of Total
Net Assets
a a
Mexico Government Bond 5.1%
Financial Services, Mexico
Ukraine Government Bond 4.3%
Financial Services, Ukraine
Brazil Notas do Tesouro Nacional 3.2%
Financial Services, Brazil
Dominican Republic Government Bond 3.1%
Financial Services, Dominican Republic
Asian Development Bank 3.0%
Financial Services, Supranational
Angola Government Bond 2.9%
Financial Services, Angola
Suriname Government Bond 2.9%
Financial Services, Suriname
Romania Government Bond 2.8%
Financial Services, Romania
Uruguay Government Bond 2.7%
Financial Services, Uruguay
Provincia del Chubut Argentina 2.7%
Financial Services, Argentina
Geographic Composition
7/31/23
% of Total
Net Assets
Supranational 6.9%
Mexico 6.2%
Ukraine 4.3%
Brazil 4.1%
Colombia 3.8%
Kazakhstan 3.4%
Dominican Republic 3.1%
Angola 2.9%
Suriname 2.9%
Argentina 2.8%
Romania 2.8%
Uruguay 2.7%
Ethiopia 2.6%
Turkey 2.5%
Uzbekistan 2.5%
South Africa 2.4%
Ivory Coast 2.2%
Peru 2.1%
Paraguay 2.0%
Ghana 1.7%
Iraq 1.7%
Gabon 1.7%
United States 1.6%
Grenada 1.6%
Tunisia 1.6%
El Salvador 1.4%
Jordan 1.4%
Armenia 1.4%
Benin 1.2%
Nigeria 1.2%
Trinidad and Tobago 1.1%
Egypt 1.1%
Serbia 1.1%
Cameroon 1.1%
Pakistan 1.0%
Mozambique 1.0%
Other 7.3%
Short-Term Investments & Other Net Assets 7.6%

Franklin Emerging Market Debt Opportunities Fund

ftinstitutional.com
Annual Report
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2023
Franklin Emerging Market Debt Opportunities Fund

ftinstitutional.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/2 3
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +15.51% +15.51%
5-Year +13.91% +2.64%
10-Year +41.08% +3.50%
See page 9 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary

ftinstitutional.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $50,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/1/13–7/31/23

Franklin Emerging Market Debt Opportunities Fund
Performance Summary

ftinstitutional.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The J.P. Morgan (JPM) EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S.
dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The ICE BofA Emerging Market Corporate
Plus Index (USD Hedged) Index tracks the performance of U.S. dollar-denominated and euro-denominated emerging market non-sovereign debt publicly issued within the major domestic and Eurobond markets. The JPM GBI-EM Broad Diversified Index (US$ Unhedged) tracks local currency bonds issued by emerging markets. Weightings among countries are more evenly distributed within the index than in the global diversified index. The JPM EMBI Global Diversified ex-GCC Index tracks total returns for U.S.
dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, excluding Saudi Arabia, Qatar, the United Arab Emirates, Bahrain
and Kuwait. Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
1.01% 1.15%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,049.10 $5.05 $1,019.87 $4.98 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
11
a
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $11.73 $10.19 $11.66 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.79 0.77 0.71 0.97 0.97
Net realized and unrealized gains (losses) ........... 0.66 (2.59) 0.83 (1.64) (0.13)
Total from investment operations .................... 1.45 (1.82) 1.54 (0.67) 0.84
Less distributions from:
Net investment income and net foreign currency gains .. (0.90) — — (0.80) (0.86)
Net asset value, end of year ....................... $10.46 $9.91 $11.73 $10.19 $11.66
Total return .................................... 15.51% (15.52)% 15.11% (6.24)% 8.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.14% 1.24% 1.15% 1.11%
Expenses net of waiver and payments by affiliates
c
...... 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ........................... 7.96% 6.90% 6.34% 8.95% 8.58%
Supplemental data
Net assets, end of year (000’s) ..................... $41,116 $55,697 $135,374 $111,159 $387,888
Portfolio turnover rate ............................ 29.79% 43.31% 61.28% 34.71% 14.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments, July 31, 2023
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.9%
Financial Services 2.9%
d,e,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 989,136
a,b,g
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 231,480
1,220,616
Total Warrants (Cost $18,386,506) .............................................
1,220,616
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,g,h
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 8.5%
Financial Services 1.8%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 714,286 EUR 741,927
a,c,e,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
741,927
Municipal Bonds 2.6%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,250,788 1,093,564
Oil, Gas & Consumable Fuels 2.5%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 300,000 239,161
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ........................................... Kazakhstan 918,000 774,767
1,013,928
Transportation Infrastructure 1.6%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,220,997,329 COP 653,071
Total Quasi-Sovereign Bonds (Cost $6,800,632) .................................
3,502,490
Corporate Bonds 11.0%
Banks 1.2%
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 550,000 489,624

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 $ —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Capital Markets 0.6%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 250,000 248,438
Chemicals 0.7%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 450,000 290,557
Construction Materials 0.4%
d
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 200,000 172,655
Electric Utilities 0.9%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 500,000 375,551
Food Products 1.1%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 500,000 428,360
Metals & Mining 0.9%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
9.75% , 3/08/26 ..................................... South Africa 384,989 350,340
Oil, Gas & Consumable Fuels 2.9%
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 350,000 341,250
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 321,901
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 531,438 345,487
d
Tullow Oil plc , Senior Secured Note , 144A, 10.25% , 5/15/26 ..... Ghana 220,000 179,124
1,187,762
Passenger Airlines 0.7%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 300,000 304,155
Real Estate Management & Development 0.4%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 179,480
Wireless Telecommunication Services 1.2%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 570,000 470,167
Total Corporate Bonds (Cost $11,703,598) ......................................
4,497,089
l
Loan Participations and Assignments 1.6%
a,c,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —
Global Distressed Alpha Fund III LP ,
a,c,g,k,m
PIK, 12%, Perpetual .................................. United States 1,569,340 662,105
Total Loan Participations and Assignments (Cost $2,303,839) ....................
662,105
Foreign Government and Agency Securities 61.5%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 500,000 443,955
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 850,000 748,493

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 $ 50,907
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 670,000 565,239
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 600,000 EUR 513,702
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 6,400,000 BRL 1,331,790
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 550,000 EUR 448,747
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 1,200,000,000 COP 296,571
Senior Bond, 7.5%, 2/02/34 ............................ Colombia 350,000 354,334
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 300,000 303,075
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................... Dominican
Republic 45,000,000 DOP 993,427
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 300,000 263,285
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 300,000 195,096
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 500,000 274,990
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 900,000 589,807
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 1,073,468
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 254,782
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 500,000 424,970
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .... Grenada 782,814 657,564
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 450,000 371,250
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 748,125 696,698
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% , 1/30/32 Ivory Coast 1,000,000 EUR 894,986
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 300,000 351,000
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 ...................... Jordan 400,000 372,747
Senior Note, 144A, 7.5%, 1/13/29 ....................... Jordan 200,000 204,007
Kazakhstan Government Bond , 14.5% , 4/28/25 ...............
Kazakhstan 260,000,000 KZT 585,564
Kazakhstan MEUKAM , Senior Note , 9.5% , 1/30/24 ............
Kazakhstan 12,642,000 KZT 27,873
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................... Mexico 7,500,000
n
MXN 420,758
M, 8%, 11/07/47 ..................................... Mexico 17,000,000 MXN 925,404
j
Mexican Udibonos , S , Index Linked, Senior Bond , 4% , 11/30/28 .. Mexico 6,623,324
o
MXN 384,308
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .......
Mexico 450,000 375,228
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 500,000 395,800
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ...........................................
Macedonia, the
Former Yugoslav
Republic of 300,000 EUR 341,286
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 422,875
d
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 . Paraguay 400,000 385,550
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 2,000,000 PEN 497,711
Peru Government Bond , Senior Bond , 1.862% , 12/01/32 ........
Peru 500,000 381,635
d
Romania Government Bond , Senior Note , Reg S, 1.375% , 12/02/29 Romania 1,300,000 EUR 1,136,558
e
Russia Government Bond , Senior Bond , 7.65% , 4/10/30 ........ Russia 73,425,000 RUB 268,091
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 202,926
d
Serbia Government Bond , Senior Bond , 144A, 1.5% , 6/26/29 .... Serbia 520,000 EUR 455,278
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 14,077,951 ZAR 641,090
d,e
Suriname Government Bond , Senior Note , 144A, 12.875% , 12/30/23 Suriname 1,400,000 1,185,100
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 644,396
d,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 783,385

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 41,236,000 UYU $ 1,042,612
Senior Bond, 9.75%, 7/20/33 ........................... Uruguay 2,500,000 UYU 69,424
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 1,044,830
Total Foreign Government and Agency Securities (Cost $30,369,290) ..............
25,292,572
Supranational 6.9%
Asian Development Bank ,
Senior Note, 13.6%, 4/17/24 ........................... Supranational
p
152,000,000 HUF 438,428
Senior Note, 8.175%, 9/15/24 ........................... Supranational
p
2,050,000 PLN 518,308
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
p
1,100,000 PLN 279,946
European Bank for Reconstruction & Development , Senior Note ,
6.17% , 3/10/25 ..................................... Supranational
p
14,500,000,000 IDR 959,585
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
p
1,700,000 GEL 639,586
Total Supranational (Cost $2,588,602) ..........................................
2,835,853
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $77,185,845) ................................
38,010,725
a
Short Term Investments 6.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.4%
q
Hungary Treasury Bills, 4/30/24 ........................... Hungary 122,300,000 HUF 323,323
q
Kazakhstan MEKKAM ,
1/20/24 ........................................... Kazakhstan 97,358,000 KZT 204,740
4/07/24 ........................................... Kazakhstan 27,500,000 KZT 55,971
260,711
Total Foreign Government and Agency Securities (Cost $580,526) ................
584,034
Shares
a a a
Money Market Funds 4.9%
r,s
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 2,020,126 2,020,126
Total Money Market Funds (Cost $2,020,126) ...................................
2,020,126
Total Short Term Investments (Cost $2,600,652 ) .................................
2,604,160
a
Total Investments (Cost $79,786,497) 98.7% ....................................
$40,614,885
Other Assets, less Liabilities 1.3% .............................................
501,135
Net Assets 100.0% ...........................................................
$41,116,020

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
16
At July 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 10 regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $24,931,449, representing 60.6% of net assets.
e
See Note 7 regarding credit risk and defaulted securities.
f
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
g
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(e).
h
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note 1(g).
k
Income may be received in additional securities and/or cash.
l
See Note 1(d) regarding loan participations and assignments.
m
Perpetual security with no stated maturity date.
n
Principal amount is stated in 100 Mexican Peso Units.
o
Principal amount is stated in 100 Unidad de Inversion Units.
p
A supranational organization is an entity formed by two or more central governments through international treaties.
q
The security was issued on a discount basis with no stated coupon rate.
r
See Note 3(d) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 5,600,000 6,075,965 9/13/23 $ 3,374 $ (98,542)
Japanese Yen ...... RBCCM Sell 83,000,000 603,430 9/13/23 15,936 —
Total Forward Exchange Contracts ................................................... $19,310 $(98,542)
Net unrealized appreciation (depreciation) ............................................ $(79,232)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 33 .

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
July 31, 2023
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
17
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $77,766,371
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 2,020,126
Value - Unaffiliated issuers .................................................................. $38,594,759
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 2,020,126
Cash .................................................................................... 56
Foreign currency, at value (cost $317) ........................................................... 208
Receivables:
Capital shares sold ........................................................................ 23,768
Interest ................................................................................. 720,291
Unrealized appreciation on OTC forward exchange contracts .......................................... 19,310
Total assets .......................................................................... 41,378,518
Liabilities:
Payables:
Capital shares redeemed ................................................................... 27,738
Management fees ......................................................................... 52,380
Transfer agent fees ........................................................................ 1,154
Professional fees ......................................................................... 65,329
Trustees' fees and expenses ................................................................. 116
Unrealized depreciation on OTC forward exchange contracts .......................................... 98,542
Accrued expenses and other liabilities ........................................................... 17,239
Total liabilities ......................................................................... 262,498
Net assets, at value ................................................................. $41,116,020
Net assets consist of:
Paid-in capital ............................................................................. $160,417,093
Total distributable earnings (losses) ............................................................. (119,301,073)
Net assets, at value ................................................................. $41,116,020
Shares outstanding ......................................................................... 3,929,111
Net asset value and maximum offering price per share ............................................... $10.46

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended July 31, 2023
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
18
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................................. $79,195
Interest:
Unaffiliated issuers ........................................................................ 3,706,576
Total investment income ................................................................... 3,785,771
Expenses:
Management fees (Note 3 a ) ................................................................... 359,195
Transfer agent fees (Note 3 c ) .................................................................. 13,571
Custodian fees (Note 4 ) ...................................................................... 4,905
Reports to shareholders fees .................................................................. (13,019)
Registration and filing fees .................................................................... 29,643
Professional fees ........................................................................... 54,798
Trustees' fees and expenses .................................................................. (196)
Other .................................................................................... (9,354)
Total expenses ......................................................................... 439,543
Expense reductions (Note 4 ) ............................................................... (1,407)
Expenses waived/paid by affiliates (Note 3d and 3e ) .............................................. (16,614)
Net expenses ......................................................................... 421,522
Net investment income ................................................................ 3,364,249
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,596,898)
Foreign currency transactions ................................................................ (115,309)
Forward exchange contracts ................................................................. 141,781
Net realized gain (loss) .................................................................. (5,570,426)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,528,227
Translation of other assets and liabilities denominated in foreign currencies .............................. 65,496
Forward exchange contracts ................................................................. (258,206)
Net change in unrealized appreciation (depreciation) ............................................ 8,335,517
Net realized and unrealized gain (loss) ............................................................ 2,765,091
Net increase (decrease) in net assets resulting from operations .......................................... $6,129,340

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
19
Franklin Emerging Market Debt Opportunities
Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,364,249 $7,104,889
Net realized gain (loss) ................................................. (5,570,426) (8,790,172)
Net change in unrealized appreciation (depreciation) ........................... 8,335,517 (13,124,830)
Net increase (decrease) in net assets resulting from operations ................ 6,129,340 (14,810,113)
Distributions to shareholders .............................................. (4,000,296) —
Capital share transactions (Note 2 ) .......................................... (16,710,447) (64,866,185)
Net increase (decrease) in net assets ................................... (14,581,403) (79,676,298)
Net assets:
Beginning of year ....................................................... 55,697,423 135,373,721
End of year ........................................................... $41,116,020 $55,697,423

Franklin Global Trust
Notes to Consolidated Financial Statements
Franklin Emerging Market Debt Opportunities Fund
20
ftinstitutional.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Emerging
Market Debt Opportunities Fund (Fund) is included in this
report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At July 31, 2023,
the Fund had OTC derivatives in a net liability position of
$95,168.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 10 regarding other derivative information.
d. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
e. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
with the investment objective of the Fund. At July 31, 2023,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At July
31, 2023, the net assets of FT Subsidiary were $924,953,
representing 2.2% of the Fund's consolidated net assets.
The Fund’s investment in FT Subsidiary is limited to 25% of
consolidated assets.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of FT Subsidiary as follows:
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... 2,081,997 $20,975,997 4,180,738 $46,662,620
Shares issued in reinvestment of distributions .......... 407,454 3,911,562 — —
Shares redeemed ............................... (4,179,827) (41,598,006) (10,106,573) (111,528,805)
Net increase (decrease) .......................... (1,690,376) $(16,710,447) (5,925,835) $(64,866,185)
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the year ended July 31, 2023, the gross effective investment management fee rate was 0.850% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended July 31, 2023, the Fund paid transfer agent fees of $13,571, which were retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended July 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 1,426,619 $ 35,556,165 $ (34,962,658) $ — $ — $ 2,020,126 2,020,126 $ 79,195
Total Affiliated Securities ... $1,426,619 $35,556,165 $(34,962,658) $— $— $2,020,126 $79,195
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2023, the custodian fees were reduced as noted in the Consolidated Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2023 and 2022, was as follows:
At July 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, paydown losses, payments-in-kind, bond discounts and premiums, investments in the Alternative Strategies Fund and inflation adjustments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,857,453
Long term ................................................................................ 57,495,919
Total capital loss carryforwards ............................................................... $72,353,372
2023 2022
Distributions paid from:
Ordinary income .......................................................... $4,000,296 —
Cost of investments .......................................................................... $88,464,796
Unrealized appreciation ........................................................................ $2,097,191
Unrealized depreciation ........................................................................ (50,026,334)
Net unrealized appreciation (depreciation) .......................................................... $(47,929,143)
Distributable earnings:
Undistributed ordinary income ................................................................... $925,497
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2023, aggregated
$11,935,237 and $30,925,621, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2023, the Fund had 65.5% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2023, the aggregate value of these securities was $3,428,638 representing 8.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At July 31, 2023, the Fund had 0.7% of its net assets invested in securities with significant economic risk or exposure to Russia.

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 33 .
10. Other Derivative Information
At July 31, 2023, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issua nce plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
1,569,340
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16-7/30/23 1,297,894 662,105
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.6% of Net Assets) .............. $10,437,217 $662,105
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of July 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 19,310 Unrealized depreciation on OTC
forward exchange contracts
$ 98,542
Value recovery instruments ...
Investments in securities, at value 989,136
a
Investments in securities, at value —
Total .................... $1,008,446 $98,542

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the year ended July 31, 2023, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of
Operations.
For the year ended J uly 31, 202 3 , the average month end contract value for forward excha nge contracts and average month end fair value of VRI was $ 4 , 985 , 285 and $ 619,957 , respectively.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 33 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended July 31, 2023, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $141,781 Forward exchange contracts $(258,206)
Value recovery instruments Investments — Investments 441,636
a
Total ....................... $141,781 $183,430
10. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 989,136 231,480 1,220,616
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 2,760,563 741,927
a
3,502,490
Corporate Bonds :
Banks ............................... — 489,624 — 489,624
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 248,438 — 248,438
Chemicals ........................... — 290,557 — 290,557
Construction Materials .................. — 172,655 — 172,655
Electric Utilities ........................ — 375,551 — 375,551
Food Products ........................ — 428,360 — 428,360
Metals & Mining ....................... — 350,340 — 350,340
Oil, Gas & Consumable Fuels ............. — 1,187,762 — 1,187,762
Passenger Airlines ..................... — 304,155 — 304,155
Real Estate Management & Development .... — 179,480 — 179,480
Wireless Telecommunication Services ....... — 470,167 — 470,167
Loan Participations and Assignments ......... — — 662,105
a
662,105
Foreign Government and Agency Securities .... — 25,292,572 — 25,292,572
Supranational ........................... — 2,835,853 — 2,835,853
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 2,020,126 584,034 — 2,604,160
Total Investments in Securities ........... $2,020,126 $36,959,247 $1,635,512 $40,614,885
Other Financial Instruments:
Forward exchange contracts ............... $— $19,310 $— $19,310
Total Other Financial Instruments ......... $— $19,310 $— $19,310
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $98,542 $— $98,542
Total Other Financial Instruments ......... $— $98,542 $— $98,542
a
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2023, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 911,318 — — — — — — (679,838) 231,480 (679,838)
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 1,745,112
c
— (1,088,935) — — — (301,610) 387,360 741,927
c
80,900
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 464,984
c
324,775 (95,698) — — 94 — (32,050) 662,105
c
(90,038)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $3,121,414 $324,775 $(1,184,633) $— $— $94 $(301,610) $(324,528) $1,635,512 $(688,976)
Other Financial Instruments:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2023, are as follows:
See Abbreviations on page 33 .
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$662,105 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK note coverage 60.3% Increase
Quasi Sovereign Bonds:
Financial Services
....
741,927 Discounted cash flow Discount rate 11.9% Decrease
All other
............
231,480
b,c
Total
...............
$1,635,512
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL Brazilian Real
COP Colombian Peso
DOP Dominican Peso
EUR Euro
GEL Georgian Lari
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Franklin Global Trust
Report of Independent Registered Public Accounting Firm

ftinstitutional.com
Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin Emerging Market Debt Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Franklin Emerging Market Debt Opportunities Fund (one of the funds constituting Franklin Global Trust, referred to hereafter as the “Fund”) as of July 31, 2023, the related consolidated statement of operations for the year ended
July 31, 2023, the consolidated statements of changes in net assets for each of the two years in the period ended July 31,
2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended
July 31, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Global Trust
Tax Information (unaudited)

ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount , for the fiscal year ended July 31, 2023:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $3,585,113

Franklin Global Trust
Board Members and Officers

ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Global Trust

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2000
and Lead
Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Global Trust

ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer - Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

Franklin Global Trust

ftinstitutional.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and
Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Investment Management
Limited (Manager) and the Trust, on behalf of the Fund
(Management Agreement), for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns. The Board also considered the investment
management services that the Manager provides to the

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Annual Report
Cayman Islands-based company, which is wholly owned by
the Fund (Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional emerging markets hard
currency debt funds. The Board noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best)
of its Performance Universe. The Board also noted that
the Fund’s annualized income return for the one-, five- and
10-year periods was above the median of its Performance
Universe, but for the three-year period was below the
median of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Institutional Class, Class I, Class IS, Class
P, Class SI and Class Z shares for funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group. The Board also considered the investment
management services that the Manager provides to the
Cayman Subsidiary and the related fee waivers that were in
place.
The Expense Group for the Fund included the Fund and
14 other emerging markets hard currency debt funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were above the medians of its
Expense Group. The Board also noted that the Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board acknowledged management’s explanation that
there are additional complexities and expenses associated
with the management of the specialized portfolio, which
includes a wider universe and, at times, smaller, less
liquid issuers than peers. The Board concluded that the
Management Rate charged to the Fund is reasonable.

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Annual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Annual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Annual Report
Quarterly Consolidated Schedule of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 A 09/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton Investment
Management Limited
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $108,118 for the fiscal year ended July 31, 2023 and $158,808 for the fiscal year ended July 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $289,850 for the fiscal year ended July 31, 2023 and $0 for the fiscal year ended July 31, 2022. The services for which these fees were paid included tax compliance services related to year-end and global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2023 and $1,410 for the fiscal year ended July 31, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $359,815 for the fiscal year ended July 31, 2023 and $529,803 for the fiscal year ended July 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 206-4 (2), professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $649,665 for the fiscal year ended July 31, 2023 and $531,213 for the fiscal year ended July 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                   N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 26, 2023